Note 7 - Investment in Mile High Brands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Note 7 - Investment in Mile High Brands

NOTE 7–INVESTMENT IN MHB

On November 10, 2015, we entered into an agreement to exchange 500,000 shares of our common stock for 10 million shares of MHB, Inc., doing business as Mile High Brands ("MHB"). The shares were valued at $5.80 per share, the closing stock price on the date of grant, for a total of $2,900,000. Through this transaction, we acquired 49% of the issued and outstanding common shares of MHB. MHB is a lifestyle branding agency focused on the regulated cannabis industry. Its clients include celebrities and product companies that wish to access the rapidly growing cannabis marketplace. The purchase is being accounted for according to ASC 320, Debt and Equity Securities, under the equity method of accounting. At December 31, 2015, we performed an impairment analysis of our investment in MHB. We utilized a perpetuity-based valuation model to determine a discounted cash flow and terminal value for MHB's business. Based on this analysis, it was determined that the value of the investment was impaired and that the current fair value is $1,049,475. We recorded an impairment loss on investment of $1,846,515 as of December 31, 2015. At September 30, 2016, we performed another impairment analysis of our investment in MHB. Based on this analysis, it was determined that the value of the investment was again impaired and that the current fair value is now $450,000. We have recorded an impairment loss on investment of $599,475 for the nine months ended September 30, 2016. As of September 30, 2016, this investment is valued at $450,000 net of total impairment of $2,445,990.

The impact to our financial statements for the nine months ended September 30, 2016, is immaterial as evidenced by the following financial information provided by MHB for the nine months ended September 30, 2016:

Nine Months Ended
September 30, 2016

Sales revenue	$41,629
Cost of sales	15,897
Gross margin	25,372

Operating Expenses:
General and administrative	9,466
Total operating expenses	9,466
Income from operations	15,906

Other expense:
Interest expense	-
Total other expense	-

Net income	$15,906

Net income attributed to Cannasys, Inc.	$7,794

NOTE 7 – INVESTMENT IN MHB

On November 10, 2015, we entered into an agreement to exchange 500,000 shares of our common stock for 10 million shares of MHB, Inc., doing business as Mile High Brands ("Mile High Brands"). Our shares were valued at $5.80 per share, the closing stock price on the date of grant, for a total of $2,900,000. Through this transaction, we acquired 49% of the issued and outstanding common shares of Mile High Brands. Mile High Brands is a lifestyle branding agency focused on the regulated cannabis industry. Its clients include celebrities and product companies that wish to access the rapidly growing cannabis marketplace. The purchase is being accounted for according to ASC 320, Debt and Equity Securities, under the equity method of accounting. At December 31, 2015, we performed an impairment analysis of our investment in Mile High Brands. We utilized a perpetuity-based valuation model to determine a discounted cash flow and terminal value for Mile High Brands' business. Based on this analysis, it was determined that the value of the investment was impaired and that the current fair value is $1,049,475. We have recorded an impairment loss on investment of $1,846,515.

MHB was unable to provide us with its financial statements for the year ended December 31, 2015, before we completed the preparation and filing of our financial statements. At the time, we determined that the impact to the financial statements would have been immaterial. Since then we have been provided with the following financial information confirming the original assessment that our portion of MHB's net loss was immaterial to our financial statements.

November 11, 2015 through December 31, 2015

Sales revenue	$7,713
Cost of sales	60
Gross margin	7,653

Operating Expenses:
General and administrative	14,985
Total operating expenses	14,985
Loss from operations	(7,332)

Other expense:
Interest expense	(851)
Total other expense	(851)

Net loss	$(8,183)

Net loss attributed to CannaSys, Inc.	$(4,010)